Related Party Transactions (Details) - SK GROWTH OPPORTUNITIES CORPORATION [Member] - USD ($)										2 Months Ended	12 Months Ended
	Sep. 27, 2024	Mar. 01, 2024	Oct. 30, 2023	Aug. 09, 2022	Jul. 20, 2022	Jun. 23, 2022	May 05, 2022	Feb. 24, 2022	Dec. 09, 2021	Mar. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 28, 2022
Related Party Transactions [Line Items]
Warrants price per share (in Dollars per share)	$ 1
Receivable loan amount											$ 1,084,000	$ 380,000
Unsecured convertible promissory note	$ 440,000	$ 900,000
Borrowings under promissory note											1,720,000	380,000
Borrowings under the Extension Loans											0	0
Second Overfunding Loan [Member]
Related Party Transactions [Line Items]
Deposit amount					$ 240,000
First Overfunding Loan [Member]
Related Party Transactions [Line Items]
Conversion price per share (in Dollars per share)														$ 10
Borrowings											$ 5,240,000	$ 5,240,000
Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Warrants issued (in Shares)											6,792,000	6,792,000
Proceeds from warrants											$ 192,000
First Sponsor [Member]
Related Party Transactions [Line Items]
Warrant price (in Dollars per share)	$ 10
First Sponsor [Member] | Promissory Note [Member]
Related Party Transactions [Line Items]
Sponsor loan		$ 900,000
Warrants price per share (in Dollars per share)		$ 1
Sponsor [Member]
Related Party Transactions [Line Items]
Loan amount											300,000
Borrowed amount											$ 300,000
Warrant price (in Dollars per share)		$ 10
Sponsor [Member] | Overfunding Loans [Member]
Related Party Transactions [Line Items]
Sponsor loan														$ 5,000,000
Conversion price per share (in Dollars per share)											$ 10
Sponsor [Member] | Working Capital Loan [Member]
Related Party Transactions [Line Items]
Conversion price per share (in Dollars per share)											$ 1
Working capital loans											$ 1,500,000
Borrowings
Sponsor [Member] | Promissory Note [Member]
Related Party Transactions [Line Items]
Par value per share (in Dollars per share)											$ 0.0001
Sponsor loan			$ 380,000
Conversion price per share (in Dollars per share)	$ 1		$ 1
Receivable loan amount			$ 380,000
Warrant exercisable (in Shares)	1		1
Borrowings under promissory note											$ 1,720,000	380,000
Sponsor [Member] | Extension Loans [Member]
Related Party Transactions [Line Items]
Additional amount per share (in Dollars per share)											$ 0.1
Sponsor [Member] | Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Warrants issued (in Shares)											6,600,000
Warrants price per share (in Dollars per share)											$ 1
Proceeds from warrants											$ 6,600,000
Sponsor [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Percentage of shares issued and outstanding											20.00%
Sponsor [Member] | Business Combination [Member] | Extension Loans [Member]
Related Party Transactions [Line Items]
Business combination share price (in Dollars per share)											$ 1
Sponsor [Member] | Administration and Support Services [Member]
Related Party Transactions [Line Items]
Fees included as general and administrative expenses											$ 120,000	$ 120,000
Affiliate of Sponsor [Member] | Secretarial and Administration Support Services [Member]
Related Party Transactions [Line Items]
Secretarial and administrative support services						$ 10,000
Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Par value per share (in Dollars per share)											$ 0.0001	$ 0.0001
Surrendered and thereupon cancelled shares (in Shares)							1,437,500	1,437,500
Shares outstanding (in Shares)											5,240,000	5,240,000	5,240,000
Class B Ordinary Shares [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Shares outstanding (in Shares)											5,750,000
Class B Ordinary Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)									8,625,000
Par value per share (in Dollars per share)									$ 0.0001
Aggregate purchase price									$ 25,000
Shares outstanding (in Shares)							5,750,000
Forfeited shares (in Shares)											750,000
Class B Ordinary Shares [Member] | Independent Director Nominees [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Shares aggregate (in Shares)										90,000
Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)											1,279,536
Par value per share (in Dollars per share)											$ 0.0001	$ 0.0001
Shares outstanding (in Shares)
Class A Ordinary Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Closing price (in Dollars per share)											$ 12
Class A Ordinary Shares [Member] | Sponsor [Member] | Overfunding Loans [Member]
Related Party Transactions [Line Items]
Conversion price per share (in Dollars per share)											$ 10
Class A Ordinary Shares [Member] | Sponsor [Member] | Promissory Note [Member]
Related Party Transactions [Line Items]
Par value per share (in Dollars per share)	$ 0.0001
Partial OverAllotment Exercise [Member]
Related Party Transactions [Line Items]
Sold an additional units (in Shares)					960,000
Forfeitures shares (in Shares)				510,000
Over-Allotment Option [Member]
Related Party Transactions [Line Items]
Sold an additional units (in Shares)					960,000
Forfeitures shares (in Shares)				510,000
Over-Allotment Option [Member] | Second Overfunding Loan [Member]
Related Party Transactions [Line Items]
Deposit amount					$ 240,000
Over-Allotment Option [Member] | Sponsor [Member] | Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Warrants issued (in Shares)											192,000
Warrants price per share (in Dollars per share)											$ 1
Over-Allotment Option [Member] | Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)					960,000